Events Subsequent to the Balance Sheet Date (Details) - Subsequent Event [Member] ₪ / shares in Units, $ / shares in Units, $ in Millions	Mar. 23, 2026 USD ($) tokens $ / shares	Mar. 15, 2026 USD ($)	Feb. 03, 2026 ILS (₪) ₪ / shares shares
Events Subsequent to the Balance Sheet Date [Line Items]
Share capital before increase (in New Shekels) | ₪			₪ 950,000,000
Shares issued after increase (in Shares) | shares			2,375,000,000
Nominal value price (in New Shekels per share) | ₪ / shares			₪ 0.4
Repurchase of ordinary shares value		$ 20
Convertible promissory note	$ 21
Exercised option and acquired (in tokens) | tokens	3,030,303,030
Contractual exercise price (in Dollars per share) | $ / shares	$ 0.0033
Cash consideration	$ 10
RAIN digital asset holdings [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Convertible promissory note	$ 19
Minimum [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Reverse share split ratio			1-for-2
Maximum [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Reverse share split ratio			1-for-20
Ordinary Shares [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Share capital before increase (in New Shekels) | ₪			₪ 200,000,000
Shares issued after increase (in Shares) | shares			500,000,000
Nominal value price (in New Shekels per share) | ₪ / shares			₪ 0.4